Summary of Principal Accounting Policies - Schedule of Revenues by Primary Geographical Markets based on the Location of Customers (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	$ 7,060,600	$ 6,916,100	$ 14,796,800	$ 15,607,700
Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	5,865,100	6,271,600	12,455,500	14,319,800
Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	515,600	644,500	1,150,300	1,287,900
Content Licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	679,900		1,191,000
United States and Canada [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	1,776,600	3,195,600	4,666,800	7,850,500
United States and Canada [Member] | Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	1,776,600	3,195,600	4,666,800	7,850,500
United States and Canada [Member] | Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
United States and Canada [Member] | Content Licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
Asia Pacific [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	3,609,300	2,585,500	6,858,100	4,815,600
Asia Pacific [Member] | Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	2,413,800	1,941,000	4,516,800	3,527,700
Asia Pacific [Member] | Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	515,600	644,500	1,150,300	1,287,900
Asia Pacific [Member] | Content Licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	679,900		1,191,000
EMEA [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	1,254,200	819,600	2,536,000	1,956,400
EMEA [Member] | Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	1,254,200	819,600	2,536,000	1,956,400
EMEA [Member] | Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
EMEA [Member] | Content Licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
Latin America [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	420,500	315,400	735,900	985,200
Latin America [Member] | Membership and Top-up Streaming Services Revenue [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues	420,500	315,400	735,900	985,200
Latin America [Member] | Online Advertising Services [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues
Latin America [Member] | Content Licensing [Member]
Schedule of Revenues by Primary Geographical Markets Based on the Location of Customers [Line Items]
Revenues